Intangible Assets, Net (Details) - Schedule of Amortization Expenses	Dec. 31, 2008 USD ($)
Aggregate Amortization Expenses:
For year ended 9/30/2024	$ 5,937,573
Estimated Amortization Expenses:
For year ended 3/31/2025	9,075,894
For year ended 9/30/2026	8,846,425
For year ended 9/30/2027	8,753,076
For year ended 9/30/2028	8,569,665
For year ended 9/30/2029	3,551,202
2030 and thereafter
Total	$ 38,796,262